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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2003
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Fountainhead Partners, L.P.
            ------------------------------------------
Address:    2201 E. Lamar, Ste. 260
            ------------------------------------------
            Arlington, TX 76006
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     L. Scott Rand
          --------------------------------------------
Title:    Chief Investment Officer
          --------------------------------------------
Phone:    817-649-2100
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ L. Scott Rand              Arlington, TX                   February 09, 2004
---------------------   ------------------------------------   -----------------
     [Signature]                    [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                              -----------------------

Form 13F Information Table Entry Total:                  47
                                              -----------------------

Form 13F Information Table Value Total:      $      152,882
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

ACTION            NOTE 4.75%
PERFORMANCE       4/1/05          004933AB3     11,037    11,092,000  PRN            SOLE            N/A    11,092,000

ADAPTEC           NOTE .75%
                  12/22/23        00651FAF5      5,138     5,000,000  PRN            SOLE            N/A     5,000,000

ADVANCE PCS       COMMON          00790K109      2,640        50,000  SH             SOLE            N/A        50,000

AMDOCS LIMITED    NOTE 2% 6/1/08  02342TAB5     12,268    12,330,000  PRN            SOLE            N/A    12,330,000

ANN TAYLOR        COMMON          036115103         55         1,400  SH             SOLE            N/A         1,400

ANN TAYLOR        NOTE .55%
                  6/18/19         036115AC7      1,846     2,500,000  PRN            SOLE            N/A     2,500,000

BARNES & NOBLE    NOTE 5.25%
                  3/15/09         067774AD1      2,170     2,000,000  PRN            SOLE            N/A     2,000,000

BRINKER
INTERNATIONAL     COMMON          109641100        497        15,000  SH             SOLE            N/A        15,000

BROCADE           NOTE 2% 1/1/07  111621AB4      5,400     6,000,000  PRN            SOLE            N/A     6,000,000

CALIFORNIA
PIZZA KITCHEN     COMMON          13054D109        503        25,000  SH             SOLE            N/A        25,000

CELESTICA         COMMON          15101Q108      2,261       150,000  SH             SOLE            N/A       150,000

COMCAST CORP      SPCL CL A       20030N200      5,319       170,000  SH             SOLE            N/A      N/A

COMVERSE          NOTE 1.5%
TECHNOLOGY        12/1/2005       205862AJ4      4,388     4,500,000  PRN            SOLE            N/A     4,500,000

DEPARTMENT 56     COMMON          249509100      1,808       138,000  SH             SOLE            N/A       138,000

EASTMAN KODAK     NOTE 3.375%
                  10/15/2033      2774618X0      5,557     5,000,000  PRN            SOLE            N/A     5,000,000

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

EMULEX            NOTE 1.75%
                  2/1/07          292475AA8        975     1,000,000  PRN            SOLE            N/A     1,000,000

EMULEX            NOTE 1.75%
                  2/1/07          292475AB6        975     1,000,000  PRN            SOLE            N/A     1,000,000

EXTREME NETWORKS  COMMON          30226D106      1,514       210,000  SH             SOLE            N/A       210,000

EXTREME NETWORKS  NOTE 3.5%
                  12/1/2006       30226DAB2      1,428     1,500,000  PRN            SOLE            N/A     1,500,000

GAP STORES        NOTE 5.75%
                  3/15/09         364760AJ7      8,449     5,500,000  PRN            SOLE            N/A     5,500,000

GAP STORES        NOTE 5.75%
                  3/15/09         364760AH1      3,072     2,000,000  PRN            SOLE            N/A     2,000,000

GENESCO           NOTE 4.125%
                  6/15/2023       371532AM4      5,144     5,000,000  PRN            SOLE            N/A     5,000,000

GRIFFON CORP      NOTE 4%
                  7/18/2023       398433AA0      5,730     5,000,000  PRN            SOLE            N/A     5,000,000

HOLLYWOOD
ENTERTAINMENT     COMMON          436141105      2,063       150,000  SH             SOLE            N/A       150,000

INTERNATIONAL     NOTE 4.25%
RECTIFIER CORP    7/15/07         460254AE5      4,010     4,000,000  PRN            SOLE            N/A     4,000,000

INVITROGEN        NOTE 2.25%
                  12/15/2006      46185RAD2      1,048     1,000,000  PRN            SOLE            N/A     1,000,000

J.C. PENNEY       NOTE 5%
                  10/15/2008      708160BV7      2,201     2,000,000  PRN            SOLE            N/A     2,000,000

LAM RESEARCH      NOTE 4%
                  06/01/06        512807AE8      2,038     2,000,000  PRN            SOLE            N/A     2,000,000

MAXTOR CORP       NOTE 6.8%
                  4/30/10         577729AB2      2,838     2,000,000  PRN            SOLE            N/A     2,000,000

MEN'S WEARHOUSE   NOTE 3.125%
                  10/15/2023      587118AB6      6,144     6,250,000  PRN            SOLE            N/A     6,250,000

MERCURY           NOTE 4.75%
INTERACTIVE CORP  7/1/07          589405AB5      1,008     1,000,000  PRN            SOLE            N/A     1,000,000

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
                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

MERISTAR
HOSPITALITY CORP  COMMON          58984Y103        651       100,000  SH             SOLE            N/A       100,000

NETWORK           NOTE 5.25%
ASSOCIATES        8/15/06         64123LAB7      7,597     7,000,000  PRN            SOLE            N/A     7,000,000

NORTEL NETWORKS   NOTE 4.25%
                  9/1/2008        656568AB8        946     1,000,000  PRN            SOLE            N/A     1,000,000

PACKAGING
DYNAMICS CORP     COMMON          695160101        202        19,200  SH             SOLE            N/A        19,200

PMC-SIERRA INC    NOTE 3.75%
                  8/15/06         69344FAB2      3,509     3,500,000  PRN            SOLE            N/A     3,500,000

QQQ               INDEX           631100104      6,600       240,000        PUT      SOLE            N/A      N/A

QUANTUM CORP      NOTE 4 3/8%
                  8/1/10          747906AD7      7,055     6,795,000  PRN            SOLE            N/A     6,795,000

RF MICRO DEVICES  NOTE 3.75%
                  8/15/2005       749941AB6        998     1,000,000  PRN            SOLE            N/A     1,000,000

SKECHERS USA INC  NOTE 4.50%
                  4/15/07         830566AB1        439       500,000  PRN            SOLE            N/A       500,000

SOLECTRON         PFD 7.25%       834182206        823        50,000  SH             SOLE            N/A        50,000

STEEL DYNAMICS    NOTE 4%
                  12/15/2012      858119AD2      3,070     2,000,000  PRN            SOLE            N/A     2,000,000

TECH DATA CORP    NOTE 2%
                  12/15/21        878237AC0      1,004     1,000,000  PRN            SOLE            N/A     1,000,000

TITAN             COMMON          888266103        327        15,000  SH             SOLE            N/A        15,000

WELLPOINT HEALTH
NETWORKS          COMMON          94973H108      2,425        25,000  SH             SOLE            N/A        25,000

WOLVERINE TUBE
INC               COMMON          978093102        356        56,500  SH             SOLE            N/A        56,500

WYNN RESORTS      NOTE 6%
                  7/15/2015       983134AA5      7,356     5,000,000  PRN            SOLE            N/A     5,000,000
